Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Standard and Extended Product Warranty Accrual	$ 100,000	$ 65,000	$ 80,000
Product Warranty Expense	104,935	61,465
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual	$ 100,000	$ 65,000